Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iShares Trust
Prospectus Date	rr_ProspectusDate	May 10, 2021
Document Creation Date	dei_DocumentCreationDate	May 10, 2021